Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
	Year ended Dec 31, 2023	Year ended Dec 31, 2022
	(Audited)	(Audited)
Goodwill	$71,045	$71,045
Foreign exchange translation	$(6,467)	$(3,855)
Total Goodwill	$64,578	$67,190